Cover Page	Jul. 30, 2021	Jul. 29, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date	Jul. 30, 2021
Entity Registrant Name	FEDERATED HERMES, INC.
Entity Incorporation, State or Country Code		PA
Entity File Number		001-14818
Entity Tax Identification Number		25-1111467
Entity Address, Address Line One	1001 Liberty Avenue
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15222-3779
City Area Code	412
Local Phone Number	288-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security		Class B common stock, no par value
Trading Symbol		FHI
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Entity Central Index Key	0001056288
Amendment Flag	false